Other Balance Sheet Components - Fair Value Option Loan Investment (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Fair value option loan investment
FVO Loan Investment (Note 20)	$ 121,131
Fair value gain	$ 4,600